INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Components Of Income Tax Expense Benefit [Line Items]
Federal deferred tax expense, net	$ (85)	$ (102)
State deferred tax expense, net	(29)	(4)
Total	$ (114)	$ (106)